[JANUS LOGO]
                                                              JANUS INCOME FUNDS
                                                                         PROFILE

                                                      JANUS FLEXIBLE INCOME FUND
                                                           JANUS HIGH-YIELD FUND
                                                   JANUS FEDERAL TAX-EXEMPT FUND
                                                      JANUS SHORT-TERM BOND FUND
                                                         JANUS MONEY MARKET FUND
                                              JANUS GOVERNMENT MONEY MARKET FUND
                                              JANUS TAX-EXEMPT MONEY MARKET FUND

                                                                   June 30, 1998

          This Profile summarizes key information about the Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 1-800-525-3713, or by visiting our web site at www.janus.com. You should read the prospectus carefully and promptly upon receipt.

          This Profile has been prepared pursuant to Rule 498 under the Securities Act of 1933. It is purposefully limited in scope in good faith reliance upon the Securities and Exchange Commission's stated purposes in adopting Rule 498.

                                                                               1
TABLE OF CONTENTS


INCOME FUNDS
JANUS FLEXIBLE INCOME FUND..........................................page 2

JANUS HIGH-YIELD FUND...............................................page 4

JANUS FEDERAL TAX-EXEMPT FUND.......................................page 6

JANUS SHORT-TERM BOND FUND..........................................page 8

MONEY MARKET FUNDS
JANUS MONEY MARKET FUND............................................page 10

JANUS GOVERNMENT MONEY MARKET FUND.................................page 12

JANUS TAX-EXEMPT MONEY MARKET FUND.................................page 14

INFORMATION COMMON TO ALL FUNDS....................................page 16

2
JANUS FLEXIBLE INCOME FUND


1. WHAT IS THE GOAL OF JANUS FLEXIBLE INCOME FUND?
Janus Flexible Income Fund seeks maximum total return consistent with preservation of capital.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS FLEXIBLE INCOME FUND?
Janus Flexible Income Fund invests primarily in a wide variety of income-producing securities, such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Fund will invest at least 80% of its assets in income-producing securities. There is no limit on the Fund's holdings of high-yield corporate debt securities, also known as "junk" bonds, and these may make up a significant portion of the portfolio. This Fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion. There are no restrictions on the Fund's holdings of cash or similar investments, and when the portfolio manager cannot find favorable investment opportunities, these may make up a significant portion of the portfolio.

Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. These financial reports discuss relevant market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal period. You may obtain these reports at no cost by calling 1-800-525-3713.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS FLEXIBLE INCOME FUND?
Janus Flexible Income Fund may invest a substantial portion of its assets in high-yield/high-risk bonds, which may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund's performance may vary significantly as a result.

Janus Flexible Income Fund may also invest in other types of fixed-income securities. Unlike junk bonds, the value of most other types of fixed-income securities tends to rise or fall as interest rates change. Generally, the value of a fixed-income portfolio will decrease when interest rates rise which means the Fund's net asset value may likewise decrease.

Janus Flexible Income Fund is designed for long-term investors who seek total return. Although this Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns will vary, and you could lose money. The information below provides an illustration of how the Fund's performance has varied over time. The bar chart depicts the change in Janus Flexible Income Fund's performance from year-to-year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

JANUS FLEXIBLE INCOME FUND PERFORMANCE

A BAR CHART showing Annual Total Returns for Janus Flexible Income Fund from 1988 through 1997:

10.70%  4.12%  -4.62%  25.98%  11.85%  15.70%  -2.92%  21.15%  6.88%  11.43%
1988    1989   1990    1991    1992    1993    1994    1995    1996   1997

Each percentage is represented by a bar of proportionate size with the actual total return printed above the bar.


  PERFORMANCE TABLE                                       AVERAGE ANNUAL TOTAL RETURN
                                  -------------------------------------------------------------------
  (PERIODS ENDED MARCH 31, 1998)                                          1 YEAR  5 YEARS  10 YEARS
                                  JANUS FLEXIBLE INCOME FUND              15.38%   9.72%    9.73%
                                  LEHMAN BROTHERS GOV'T/CORP BOND INDEX*  12.39%   6.96%    8.92%

-----------------------------------------------------------------------------------------------------
 AS OF MARCH 31, 1998, THE FUND'S YEAR-TO-DATE RETURN WAS 3.36%.

 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 8.30% (QUARTER ENDED
 3/31/91) AND THE LOWEST RETURN FOR A QUARTER WAS (8.23%) (QUARTER ENDED 3/31/90).

 * LEHMAN BROTHERS GOV'T/CORP BOND INDEX IS COMPOSED OF ALL BONDS THAT ARE OF INVESTMENT GRADE WITH
   AT LEAST ONE YEAR UNTIL MATURITY.
-----------------------------------------------------------------------------------------------------

The Fund's past performance does not necessarily indicate how it will perform in the future.

4. WHAT ARE JANUS FLEXIBLE INCOME FUND'S FEES AND EXPENSES?
SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by shareholders.

  THIS TABLE DESCRIBES THE ANNUAL FUND OPERATING EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


   MANAGEMENT   OTHER        TOTAL FUND
      FEE      EXPENSES  OPERATING EXPENSES
     0.60%      0.27%           0.87%

------------------------------------------------------------------------------

  EXAMPLE:

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 YEAR    3 YEARS    5 YEARS    10 YEARS
   ------------------------------------------
     $89       $278       $482       $1,073

5. WHO ARE THE INVESTMENT ADVISER AND PORTFOLIO MANAGER OF JANUS FLEXIBLE INCOME FUND?
Janus Capital Corporation serves as the Fund's investment adviser, Janus Capital has been in the investment advisory business for over 27 years and currently manages over $85 billion in assets.

RONALD V. SPEAKER is Executive Vice President and portfolio manager of Janus Flexible Income Fund, which he has managed or co-managed since December 1991. He previously served as co-manager of Janus High-Yield Fund from its inception to February 1998 and manager of Janus Short-Term Bond Fund and Janus Federal Tax-Exempt Fund from their inception through December 1995. He holds a Bachelor of Arts in Finance from the University of Colorado and is a Chartered Financial Analyst.

In January 1997, Mr. Speaker settled an SEC administrative action involving two personal trades made by him in January of 1993. Without admitting or denying the allegations, Mr. Speaker agreed to civil money penalty, disgorgement, and interest payments totaling $37,199 and to a 90-day suspension which ended on April 25, 1997.

 4


JANUS HIGH-YIELD FUND

1. WHAT ARE THE GOALS OF JANUS HIGH-YIELD FUND?
Janus High-Yield Fund's primary objective is high current income. Capital appreciation is a secondary objective when consistent with the primary objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS HIGH-YIELD FUND?
Janus High-Yield Fund normally invests at least 65% of its assets in high-yield/high-risk fixed-income securities also known as "junk" bonds, and may at times invest all of its assets in such securities. There are no limits on the Fund's holdings of cash and similar investments, and when the portfolio manager cannot find favorable investment opportunities, these may make up a significant portion of the portfolio.

Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. These financial reports discuss relevant market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal period. You may obtain these reports at no cost by calling 1-800-525-3713.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS HIGH-YIELD FUND?
Janus High-Yield Fund invests most of its assets in high-yield/high-risk bonds, which may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities, and the Fund's performance may vary significantly as a result.

Janus High-Yield Fund is designed for long-term investors who seek income. Because of its focus on high-yield/high-risk investments, this Fund may be more volatile than other funds, and you could lose money. The information below provides an illustration of how the Fund's performance has varied over time. The bar chart depicts the change in Janus High-Yield Fund's performance from year-to-year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

JANUS HIGH-YIELD FUND PERFORMANCE

A BAR CHART showing Annual Total Returns for Janus High-Yield Fund from 1996 through 1997:

23.93%   15.45%
1996     1997

Each percentage is represented by a bar of proportionate size with the actual total return printed above the bar.


        PERFORMANCE TABLE                                   AVERAGE ANNUAL TOTAL RETURN
                                       -----------------------------------------------------------------------------
        (PERIODS ENDED MARCH 31, 1998)                                          1 YEAR    SINCE INCEPTION (12/29/95)
                                        JANUS HIGH-YIELD FUND                   19.11%             19.79%
                                        LEHMAN BROTHERS HIGH-YIELD BOND INDEX   15.26%             12.28%
--------------------------------------------------------------------------------------------------------------------

AS OF MARCH 31, 1998, THE FUND'S YEAR-TO-DATE RETURN WAS 4.88%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 7.30% (QUARTER ENDED 3/31/96) AND THE
LOWEST RETURN FOR A QUARTER WAS 1.65% (QUARTER ENDED 3/31/97).
*    LEHMAN BROTHERS HIGH-YIELD BOND INDEX IS COMPOSED OF FIXED-RATE, PUBLICALLY ISSUED, NONINVESTMENT GRADE DEBT.
--------------------------------------------------------------------------------------------------------------------

The Fund's past performance does not necessarily indicate how it will perform in the future.

4. WHAT ARE JANUS HIGH-YIELD FUND'S FEES AND EXPENSES?
SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by shareholders.

  THIS TABLE DESCRIBES THE ANNUAL FUND OPERATING EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

   MANAGEMENT    OTHER         TOTAL FUND
     FEE(1)     EXPENSES   OPERATING EXPENSES
     0.75%       0.29%           1.04%
   ------------------------------------------

  (1) Annual Operating Expenses are shown before expense offset arrangements for the fiscal year ended October 31, 1997. Janus
      Capital has agreed to reduce or waive expenses to the Fund. Waivers are first applied against the management fee and then against other expenses. With the waivers, the Management Fee, Other Expenses and
      Total Operating Expenses were 0.74%, 0.29% and 1.03% respectively.
      Janus Capital may modify or terminate the waivers at any time upon at least 90 days' notice to the Trustees.
------------------------------------------------------------------------------

  EXAMPLE:

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  1 YEAR    3 YEARS    5 YEARS    10 YEARS
 ------------------------------------------
   $106      $331       $574       $1,271

5. WHO ARE THE INVESTMENT ADVISER AND PORTFOLIO MANAGER OF JANUS HIGH-YIELD
   FUND?
Janus Capital Corporation serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages over $85 billion in assets

SANDY R. RUFENACHT is Executive Vice President and portfolio manager of Janus High-Yield Fund and Janus Short-Term Bond Fund. He has managed or co-managed Janus High-Yield Fund since June 1996, and has managed Janus Short-Term Bond Fund since January 1996. He previously served as co-manager of Janus Flexible Income Fund from June 1996 to February 1998. Mr. Rufenacht joined Janus Capital in 1990 and gained experience as a trader and research analyst before assuming management of these funds. He holds a Bachelor of Arts in Business from the University of Northern Colorado.

 6


JANUS FEDERAL TAX-EXEMPT FUND

1. WHAT IS THE GOAL OF JANUS FEDERAL TAX-EXEMPT FUND?
Janus Federal Tax-Exempt Fund seeks as high a level of current income exempt from federal income taxes as is consistent with preservation of capital.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS FEDERAL TAX-EXEMPT FUND? Janus Federal Tax-Exempt Fund invests primarily in municipal obligations of any maturity whose interest is exempt from federal income tax. As a fundamental policy, the Fund will normally invest at least 80% of its assets in securities whose interest is exempt from federal income tax, including the federal alternative minimum tax. There are no restrictions on the Fund's holdings of cash or similar investments, and when the portfolio manager is unable to locate favorable investment opportunities, these may make up a significant portion of the portfolio.

Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. These financial reports discuss relevant market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal period. You may obtain these reports at no cost by calling 1-800-525-3713.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS FEDERAL TAX-EXEMPT FUND?
Since Janus Federal Tax-Exempt Fund usually invests a significant portion of its assets in fixed-income securities, the fundamental risk is that the value of the securities it holds will rise or fall as interest rates change. Generally, the value of a fixed-income portfolio will decrease when interest rates rise which means the Fund's net asset value may likewise decrease. The Fund may also be subject to credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. Although the Fund seeks income exempt from federal income tax, income from the Fund's investments may be taxable by your state or local government.

At times, the Fund may invest more than 25% of its assets in tax-exempt securities related in such a way that an economic, business, or political development or change affecting one security could similarly affect the other securities. If a significant portion of the Fund's holdings decrease in value as a result, the Fund's net asset value will also decrease.

Janus Federal Tax-Exempt Fund is designed for intermediate-to long-term investors who seek income exempt from federal income tax. Although this Fund may be less volatile than funds that invest a significant portion of their assets in common stocks or high-yield bonds, the Fund's returns will vary, and you could lose money. The information below provides an illustration of how the Fund's performance has varied over time. The bar chart depicts the change in Janus Federal Tax-Exempt Fund's performance from year-to-year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

JANUS FEDERAL TAX-EXEMPT FUND PERFORMANCE

A BAR CHART showing Annual Total Returns for Janus Federal Tax-Exempt Fund from 1994 through 1997:

-7.77%   15.84%   4.71%   8.96%
1994     1995     1996    1997

Each percentage is represented by a bar of proportionate size with the actual total return printed above the bar.


     PERFORMANCE TABLE                                      AVERAGE ANNUAL TOTAL RETURN
                             ----------------------------------------------------------------------------------------------
     (PERIODS ENDED MARCH 31,1998)                                                        1 YEAR    SINCE INCEPTION (5/3/93)
                                   Janus Federal Tax-Exempt Fund                          9.23%            5.82%
                                   Lehman Brothers Municipal Bond Index                  10.72%            6.72%
----------------------------------------------------------------------------------------------------------------------------
     AS OF MARCH 31, 1998, THE FUNDS'S YEAR-TO-DATE RETURN WAS 0.62%
     DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 6.66% (QUARTER ENDED 3/31/95) AND THE
     LOWEST RETURN FOR A QUARTER WAS (6.76%)(QUARTER ENDED 3/31/94).
     *    LEHMAN BROTHERS MUNICIPAL BOND INDEX IS COMPOSED OF APPROXIMATELY 1,100 BONDS; 60% OF WHICH ARE REVENUE BONDS AND
          40% OF WHICH ARE STATE GOVERNMENT OBLIGATIONS.
----------------------------------------------------------------------------------------------------------------------------


The Fund's past performance does not necessarily indicate how it will perform in the future.

4. WHAT ARE JANUS FEDERAL TAX-EXEMPT FUND'S FEES AND EXPENSES?
SHAREHOLDER FEES, such as sales loads, redemption fees, or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by shareholders.

  THIS TABLE DESCRIBES THE ANNUAL FUND OPERATING EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

   MANAGEMENT    OTHER         TOTAL FUND
     FEE(1)     EXPENSES   OPERATING EXPENSES
     0.61%       0.50%           1.11%
   ------------------------------------------

  (1) Annual Operating Expenses are shown before expense offset arrangements for the fiscal year ended October 31, 1997. Janus
      Capital has agreed to reduce or waive expenses to the Fund. Waivers are first applied against the management fee and then against other expenses. With the waivers, the Management Fee, Other Expenses and
      Total Operating Expenses were 0.16%, 0.50% and 0.66% respectively.
      Janus Capital may modify or terminate the waivers at any time upon at least 90 days' notice to the Trustees.
------------------------------------------------------------------------------

  EXAMPLE:

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 YEAR    3 YEARS    5 YEARS    10 YEARS
   ------------------------------------------
     $113      $353       $612       $1,352

5. WHO ARE THE INVESTMENT ADVISER AND PORTFOLIO MANAGER OF JANUS FEDERAL TAX-EXEMPT FUND?
Janus Capital Corporation serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages over $85 billion in assets.

DARRELL W. WATTERS is Executive Vice President and portfolio manager of Janus Federal Tax-Exempt Fund, which he has managed since January 1996. Mr. Watters joined Janus Capital in 1993 as a municipal bond trader. He holds a Bachelor of Arts in Economics from Colorado State University.

 8


JANUS SHORT-TERM BOND FUND

1. WHAT IS THE GOAL OF JANUS SHORT-TERM BOND FUND?
Janus Short-Term Bond Fund seeks as high a level of current income as is consistent with preservation of capital.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS SHORT-TERM BOND FUND?
Janus Short-Term Bond Fund invests primarily in short-and intermediate-term fixed-income securities. The Fund will normally invest at least 65% of its assets in debt securities (for example: corporate bonds or notes, or U.S. Treasury Bonds) and may invest up to 35% of its assets in high-yield/high-risk bonds. Under normal circumstances, the Fund's average weighted effective maturity is not expected to exceed three years. There are no restrictions on the Fund's holdings of cash or similar investments, and when the portfolio manager cannot locate favorable investments these may make up a significant portion of the portfolio.

Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. These financial reports discuss relevant market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal period. You may obtain these reports at no cost by calling 1-800-525-3713.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS SHORT-TERM BOND FUND?
Since Janus Short-Term Bond Fund usually invests most of its assets in fixed-income securities, the fundamental risk is that the value of the securities it holds will rise or fall as interest rates change. Generally, the value of a fixed-income portfolio will decrease when interest rates rise which means the Fund's net asset value may likewise decrease. High-yield bond prices may not always follow this pattern since high-yield bonds are more subject to credit risk, or the risk that an issuer will be unable to make principal and interest payments when due. High-yield bonds also generally involve greater risk of default or price changes than other fixed-income securities, and when the Fund holds these securities its performance may vary more than if the Fund held only investment grade securities.

The Fund targets an effective weighted maturity not to exceed three years. "Effective" maturity differs from actual maturity, which may be longer. In calculating the "effective" maturity the portfolio manager will estimate the effect of expected principal prepayments and call provisions on securities held in the portfolio. This provides the portfolio manager with some increased flexibility in the securities he purchases, but all else being equal, could result in increased volatility than if the Fund calculated an actual maturity target.

Janus Short-Term Bond Fund is designed for shorter term investors who seek current income. Although this Fund may be less volatile than funds that invest a significant portion of their assets in common stocks or high-yield bonds, the Fund's returns will vary, and you could lose money. The information below provides an illustration of how the Fund's performance has varied over time. The bar chart depicts the change in Janus Short-Term Bond Fund's performance from year-to-year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

JANUS SHORT-TERM BOND FUND

A BAR CHART showing Annual Total Returns for Janus Short-Term Bond Fund from 1993 through 1997:


6.18%   0.35%   7.95%   6.19%   6.61%
1993    1994    1995    1996    1997

Each percentage is represented by a bar of proportionate size with the actual total return printed above the bar.


  PERFORMANCE TABLE                                            AVERAGE ANNUAL TOTAL RETURN
                                  ----------------------------------------------------------------------
  (PERIODS ENDED MARCH 31, 1998)                                    1 YEAR  5 YEAR  SINCE INCEPTION (9/1/92)
                   JANUS SHORT-TERM BOND FUND                        7.36%   5.34%          5.27%
                   LEHMAN BROTHERS GOV'T/CORP 1-3 YEAR BOND INDEX*   7.50%   5.56%          5.60%

--------------------------------------------------------------------------------------------------------
 AS OF MARCH 31, 1998, THE FUND'S YEAR-TO-DATE RETURN WAS 1.88%.

 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 3.25% (QUARTER ENDED
 12/31/96) AND THE LOWEST RETURN FOR A QUARTER WAS (0.63%) (QUARTER ENDED 3/31/94).

 * LEHMAN BROTHERS GOV'T/CORP. 1-3 YEAR BOND INDEX IS COMPOSED OF ALL BONDS OF INVESTMENT GRADE WITH
   A MATURITY BETWEEN ONE AND THREE YEARS.
-----------------------------------------------------------------------------------------------------

The Fund's past performance does not necessarily indicate how it will perform in the future.

4. WHAT ARE JANUS SHORT-TERM BOND FUND'S FEES AND EXPENSES?
SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you by or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by shareholders.

  THIS TABLE DESCRIBES THE ANNUAL FUND OPERATING EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

   MANAGEMENT    OTHER         TOTAL FUND
     FEE(1)     EXPENSES   OPERATING EXPENSES
     0.65%       0.55%           1.20%
   ------------------------------------------

  (1) Annual Operating Expenses are shown before expense offset arrangements for the fiscal year ended October 31, 1997. Janus
      Capital has agreed to reduce or waive expenses to the Fund. Waivers are first applied against the management fee and then against other expenses. With the waivers, the Management Fee, Other Expenses and
      Total Operating Expenses were 0.12%, 0.55% and 0.67%, respectively. Janus Capital may modify or terminate the waivers at any time upon at least 90 days' notice to the Trustees.
------------------------------------------------------------------------------

  EXAMPLE:

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 YEAR    3 YEARS    5 YEARS    10 YEARS
   ------------------------------------------
     $122      $381       $660       $1,455

5. WHO ARE THE INVESTMENT ADVISER AND PORTFOLIO MANAGER OF JANUS SHORT-TERM BOND FUND?

Janus Capital Corporation serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages over $85 billion in assets.

SANDY R. RUFENACHT is Executive Vice President and portfolio manager of Janus Short-Term Bond Fund and Janus High-Yield Fund. He has managed or co-managed Janus Short-Term Bond Fund since January 1996, and has managed or co-managed Janus High-Yield Fund since June 1996. He previously served as co-manager of Janus Flexible Income Fund from June 1996 to February 1998. Mr. Rufenacht joined Janus Capital in 1990 and gained experience as a trader and research analyst before assuming management of these funds. He holds a Bachelor of Arts in Business from the University of Northern Colorado.

 10


JANUS MONEY MARKET FUND

1. WHAT IS THE GOAL OF JANUS MONEY MARKET FUND?
Janus Money Market Fund seeks maximum current income to the extent consistent with stability of capital.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS MONEY MARKET FUND?
Janus Money Market Fund invests primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits. Since this is a money market fund, it is subject to certain specific requirements of Rule 2a-7 under the Investment Company Act. Among other things, the Rule limits the Fund to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less. The Fund is designed to be highly liquid and seeks to maintain a net asset value of $1.00 per share.

Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. These financial reports discuss relevant market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal period. You may obtain these reports at no cost by calling 1-800-525-3713.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS MONEY MARKET FUND?
Although Janus Money Market Fund invests only in high-quality, short-term money market instruments that present minimal credit risk, there is a risk that the value of the securities it holds will rise or fall as a result of changes in interest rates, an issuer's actual or perceived credit worthiness or an issuer's ability to meet its obligations.

An investment in Janus Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Janus Money Market Fund is designed for short-term investors who seek current income. The information below provides an illustration of how the Fund's performance has varied over time. The bar chart depicts the change in Janus Money Market Fund's performance from year to year, the table shows the Fund's average annual returns for the periods indicated.

JANUS MONEY MARKET FUND PERFORMANCE

A BAR CHART showing Annual Total Returns for Janus Money Market Fund from 1996 through 1997:

5.06%   5.25%
1996    1997

Each percentage is represented by a bar of proportionate size with the actual total return printed above the bar.


     PERFORMANCE TABLE                                      AVERAGE ANNUAL TOTAL RETURN
                             ----------------------------------------------------------------------------------------------
     (PERIODS ENDED MARCH 31,1998)                                                        1 YEAR    SINCE INCEPTION (2/15/95)
                                   Janus Money Market Fund                                5.29%            5.28%
----------------------------------------------------------------------------------------------------------------------------
     AS OF MARCH 31, 1998, THE FUNDS'S YEAR-TO-DATE RETURN WAS 1.26%

     DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.33% (QUARTER ENDED 12/31/97) AND THE
     LOWEST RETURN FOR A QUARTER WAS 1.22% (QUARTER ENDED 6/30/96).
----------------------------------------------------------------------------------------------------------------------------


Call the Janus Xpress Line(TM) at 1-888-979-7737 to obtain the Fund's current yield.

The Fund's past performance does not necessarily indicate how it will perform in the future.

4. WHAT ARE JANUS MONEY MARKET FUND'S FEES AND EXPENSES?
SHAREHOLDER FEES are fees charged directly to your account, such as sales loads, redemption fees or exchange fees are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by shareholders.

  THIS TABLE DESCRIBES THE ANNUAL FUND OPERATING EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

   MANAGEMENT    OTHER         TOTAL FUND
     FEE(1)     EXPENSES   OPERATING EXPENSES
     0.20%       0.50%           0.70%
   ------------------------------------------

  (1) Annual Operating Expenses are shown before expense offset arrangements for the fiscal year ended October 31, 1997. Janus
      Capital has agreed to reduce or waive expenses to the Fund. Waivers are first applied against the management fee and then against other expenses. With the waivers, the Management Fee, Other Expenses and
      Total Operating Expenses were 0.10%, 0.50% and 0.60% respectively.
      Janus Capital may modify or terminate the waivers at any time upon at least 90 days' notice to the Trustees.
------------------------------------------------------------------------------

  EXAMPLE:

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 YEAR  3 YEARS  5 YEARS  10 YEARS
   ----------------------------------
    $72     $224     $390      $871

5. WHO ARE THE INVESTMENT ADVISER AND PORTFOLIO MANAGER OF JANUS MONEY MARKET FUND?
Janus Capital Corporation serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages over $85 billion in assets.

SHARON S. PICHLER is Executive Vice President and portfolio manager of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund, each of which she has managed since inception. She holds a Bachelor of Arts in Economics from Michigan State University and a Master of Business Administration from the University of Texas at San Antonio. Ms. Pichler is a Chartered Financial Analyst.

 12


JANUS GOVERNMENT MONEY MARKET FUND

1. WHAT IS THE GOAL OF JANUS GOVERNMENT MONEY MARKET FUND?
Janus Government Money Market Fund seeks maximum current income to the extent consistent with stability of capital.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS GOVERNMENT MONEY MARKET
FUND?
Janus Government Money Market Fund invests exclusively in obligations issued and/or guaranteed as to principal and interest by the United States government or by its agencies and instrumentalities and repurchase agreements secured by such obligations. Since this is a money market fund, it is subject to certain specific requirements of Rule 2a-7 under the Investment Company Act. Among other things, the Rule limits the Fund to investments in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less. The Fund is designed to be highly liquid and seeks to maintain a net asset value of $1.00 per share.

Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. These financial reports discuss relevant market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal period. You may obtain these reports at no cost by calling 1-800-525-3713

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS GOVERNMENT MONEY MARKET FUND? Although Janus Government Money Market Fund invests only in high quality, short-term money market instruments that present minimal credit risk, there is a risk that the value of the securities it holds will rise or fall as a result of changes in interest rates, or an issuer's actual or perceived credit worthiness or an issuer's ability to meet its obligations.

An investment in Janus Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Janus Government Money Market Fund is designed for short-term investors who seek current income. The information below provides an illustration of how the Fund's performance has varied over time. The bar chart depicts the change in Janus Government Money Market Fund's performance from year to year, the table shows the Fund's average annual returns for the periods indicated.

JANUS GOVERNMENT MONEY MARKET FUND

A BAR CHART showing Annual Total Returns for Janus Government Money Market Fund from 1996 through 1997:

4.97%   5.11%
1996    1997

Each percentage is represented by a bar of proportionate size with the actual total return printed above the bar.


  PERFORMANCE TABLE                                       AVERAGE ANNUAL TOTAL RETURN
                                  ----------------------------------------------------------------------
  (PERIODS ENDED MARCH 31, 1998)                               1 YEAR   SINCE INCEPTION (2/15/95)
                   JANUS GOVERNMENT MONEY MARKET FUND           5.11%           5.19%
--------------------------------------------------------------------------------------------------------
 AS OF MARCH 31, 1998, THE FUND'S YEAR-TO-DATE RETURN WAS 1.24%.

 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.30% (QUARTER ENDED
 12/31/97) AND THE LOWEST RETURN FOR A QUARTER WAS (1.18%) (QUARTER ENDED 3/31/97).
-----------------------------------------------------------------------------------------------------

Call the Janus Xpress Line(TM) at 1-888-979-7737 to obtain the Fund's current yield.

The Fund's past performance does not necessarily indicate how it will perform in the future.

4. WHAT ARE JANUS GOVERNMENT MONEY MARKET FUND'S FEES AND EXPENSES? SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by shareholders.

  THIS TABLE DESCRIBES THE ANNUAL FUND OPERATING EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

   MANAGEMENT    OTHER         TOTAL FUND
     FEE(1)     EXPENSES   OPERATING EXPENSES
     0.20%       0.50%           0.70%
   ------------------------------------------

  (1) Annual Operating Expenses are shown before expense offset arrangements for the fiscal year ended October 31, 1997. Janus
      Capital has agreed to reduce or waive expenses to the Fund. Waivers are first applied against the management fee and then against other expenses. With the waivers, the Management Fee, Other Expenses and
      Total Operating Expenses were 0.10%, 0.50% and 0.60% respectively.
      Janus Capital may modify or terminate the waivers at any time upon at least 90 days' notice to the Trustees.
------------------------------------------------------------------------------

  EXAMPLE:

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 YEAR    3 YEARS    5 YEARS    10 YEARS
   ------------------------------------------
     $72       $224       $390        $871

5. WHO ARE THE INVESTMENT ADVISER AND PORTFOLIO MANAGER OF THE JANUS GOVERNMENT MONEY MARKET FUND?
Janus Capital Corporation serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages over $85 billion in assets.

SHARON S. PICHLER is Executive Vice President and portfolio manager of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund, each of which she has managed since inception. She holds a Bachelor of Arts in Economics from Michigan State University and a Master of Business Administration from the University of Texas at San Antonio. Ms. Pichler is a Chartered Financial Analyst.

 14


JANUS TAX-EXEMPT MONEY MARKET FUND

1. WHAT IS THE GOAL OF JANUS TAX-EXEMPT MONEY MARKET FUND?
Janus Tax-Exempt Money Market Fund seeks maximum current income exempt from federal income taxes to the extent consistent with stability of capital.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS TAX-EXEMPT MONEY MARKET
FUND?
Janus Tax-Exempt Money Market Fund invests primarily in municipal securities whose interest is exempt from federal income taxes, including the federal alternative minimum tax. The Fund may invest up to 20% of its net assets in taxable securities and may invest without limit in cash and cash equivalents to the extent the portfolio manager cannot locate investment opportunities with desirable risk/reward characteristics. Since this is a money market fund, it is subject to certain specific requirements of Rule 2a-7 under the Investment Company Act. Among other things, Rule 2a-7 limits the Fund to investments in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less. The Fund is designed to be highly liquid and seeks to maintain a net asset value of $1.00 per share.

Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. These financial reports discuss relevant market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal period. You may obtain these reports at no cost by calling 1-800-525-3713.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS TAX-EXEMPT MONEY MARKET FUND? Although Janus Tax-Exempt Money Market Fund invests only in high quality, short-term money market instruments that present minimal credit risk, there is a risk that the value of the securities it holds will rise or fall as a result of changes in interest rates, or an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations. At times, the Fund may invest in tax-exempt securities that are related in such a way that an economic, business, or political development or change affecting one security may similarly affect the other securities, which could result in increased variability of performance. Income from the Fund's investments may be taxable by your state or local government.

An investment in Janus Tax-Exempt Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Janus Tax-Exempt Money Market Fund is designed for short-term investors who seek current income that is exempt from federal income tax. The information below provides an illustration of how the Fund's performance has varied over time. The bar chart depicts the change in Janus Tax-Exempt Money Market Fund's performance from year to year, and the table shows the Fund's average annual returns for the periods indicated.

JANUS TAX-EXEMPT MONEY MARKET FUND

A BAR CHART showing Annual Total Returns for Janus Tax-Exempt Money Market Fund from 1996 through 1997:

3.18%   3.22%
1996    1997

Each percentage is represented by a bar of proportionate size with the actual total return printed above the bar.


  PERFORMANCE TABLE                                       AVERAGE ANNUAL TOTAL RETURN
                                  ----------------------------------------------------------------------
  (PERIODS ENDED MARCH 31, 1998)                               1 YEAR   SINCE INCEPTION (2/15/95)
                   JANUS TAX-EXEMPT MONEY MARKET FUND          3.25%            3.26%
--------------------------------------------------------------------------------------------------------
 AS OF MARCH 31, 1998, THE FUND'S YEAR-TO-DATE RETURN WAS 0.73%.

 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 0.86% (QUARTER ENDED
 6/30/97) AND THE LOWEST RETURN FOR A QUARTER WAS (0.70%) (QUARTER ENDED 3/31/97).
-----------------------------------------------------------------------------------------------------

Call the Janus Xpress Line(TM) at 1-888-979-7737 to obtain the Fund's current yield.

The Fund's past performance does not necessarily indicate how it will perform in the future.

4. WHAT ARE JANUS TAX-EXEMPT MONEY MARKET FUND'S FEES AND EXPENSES? SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by shareholders.

  THIS TABLE DESCRIBES THE ANNUAL FUND OPERATING EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

   MANAGEMENT    OTHER         TOTAL FUND
     FEE(1)     EXPENSES   OPERATING EXPENSES
     0.20%       0.50%           0.70%
   ------------------------------------------

  (1) Annual Operating Expenses are shown before expense offset arrangements for the fiscal year ended October 31, 1997. Janus
      Capital has agreed to reduce or waive expenses to the Fund. Waivers are first applied against the management fee and then against other expenses. With the waivers, the Management Fee, Other Expenses and
      Total Operating Expenses were 0.10%, 0.50% and 0.60% respectively.
      Janus Capital may modify or terminate the waivers at any time upon at least 90 days' notice to the Trustees.
------------------------------------------------------------------------------

  EXAMPLE:

  This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 YEAR    3 YEARS    5 YEARS    10 YEARS
   ------------------------------------------
     $72       $224       $390        $871

5. WHO ARE THE INVESTMENT ADVISER AND PORTFOLIO MANAGER OF JANUS TAX-EXEMPT MONEY MARKET FUND?
Janus Capital Corporation serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages over $85 billion in assets.

SHARON S. PICHLER is Executive Vice President and portfolio manager of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund, each of which she has managed since inception. She holds a Bachelor of Arts in Economics from Michigan State University and a Master of Business Administration from the University of Texas at San Antonio. Ms. Pichler is a Chartered Financial Analyst.

 16


INFORMATION COMMON TO ALL FUNDS

THE FOLLOWING QUESTIONS AND ANSWERS ARE COMMON TO ALL JANUS INCOME FUNDS.

6. HOW DO I BUY SHARES?
The Funds are only available to US citizens or residents. You may purchase shares after reviewing the information in this profile or you may request and review the prospectus (and other information) before making a decision to invest in a Fund. If you choose to purchase shares after reviewing this Profile, you will receive the prospectus with your confirmation of purchase. Please read it carefully and promptly after receipt. To buy shares of a Fund, complete and sign the appropriate application and send it, along with your check payable to Janus, in the postage-paid envelope provided. Purchases will be processed at a Fund's next net asset value calculated after your order is received and accepted. The minimum initial investment for most types of accounts is $2,500 (IRA and UGMA/UTMA accounts can be opened for $500). If you enroll in our low minimum initial investment program, you can open your account for as little as $500 with a $100 subsequent purchase each month. You may also want to consider one of several automatic investment programs, including payroll deduction.

Please call a Janus Investor Service Representative at 1-800-525-3713 for more information.

7. HOW DO I SELL OR EXCHANGE SHARES?
You may redeem all or a portion of your shares on any business day by written request or telephone (unless you have declined the telephone redemption request in writing). If you have not declined the telephone redemption option, you may redeem shares by calling a Janus representative during our normal business hours. Redemption proceeds can be paid by check or by electronic transfer directly into your bank account if you have established this option. Transfers by wire (delivered the next business day) will incur an $8 service fee, and your bank may charge you to receive the wire.

All accounts are automatically eligible for the telephone exchange option. To exchange shares of one Janus fund for any other Janus fund, call an Investor Service Representative during our normal business hours or call the Janus Xpress Line, 1-888-979-7737, for access to this option 24 hours a day. Be sure to read the profile or prospectus for the fund into which you are exchanging.

Check writing privileges are available for all three Money Market Funds. Checkbooks will be issued to shareholders who have completed a Signature Draft Card, which is sent in the new account welcome package, or you may request a card by calling 1-800-525-3713.

8. HOW ARE DISTRIBUTIONS MADE AND TAXED?

- Income dividends representing substantially all of the dividends and interest and any realized short-term gains earned by a Fund are declared daily, Saturdays, Sundays and holidays included. Income dividends are generally distributed on the last day of a month.

- To the extent any Fund realizes long-term capital gains, they will be distributed in December. Capital gains distributions may be taxable at different rates depending on the length of time a Fund held the assets.

- You may elect to receive dividends in cash or reinvest in additional shares. Regardless of how you receive your dividends, they may be taxable to you as ordinary income.

- Janus Federal Tax-Exempt Fund and Janus Tax-Exempt Money Market Fund anticipate that substantially all their income dividends will be exempt from federal income tax. Occasionally, however, these Funds may earn income on taxable investments and dividends attributable to such income would be taxable. To the extent Janus Federal Tax-Exempt Fund distributes any capital gains, they will be subject to federal tax.

9. WHAT SERVICES ARE AVAILABLE?

JANUS XPRESS LINE(TM).............................................1-888-979-7737
For 24-hour access to account and Fund information, redemptions, exchanges and purchases, automated daily quotes on Fund share prices, yields and total returns, and to request prospectuses, shareholder reports or marketing materials for any Janus fund.

JANUS WEB SITE.....................................................WWW.JANUS.COM
You can access investing information as well as your account balance. You may also request and/or download a prospectus and application for any Janus fund.

JANUS INVESTOR SERVICES...........................................1-800-525-3713
To speak to an Investor Service Representative about the Funds and available services (Monday - Friday 8:00 a.m. - 8:00 p.m., Saturday 10:00 a.m. - 4:00 p.m., EST).

JANUS ADDRESSES
MAILING ADDRESS
Janus
P.O. Box 173375
Denver, CO. 80217-3375

FOR OVERNIGHT CARRIER
Janus
Suite 101
3773 Cherry Creek North Drive
Denver, CO. 80209-3811

SYSTEMATIC PURCHASE, REDEMPTION OR EXCHANGE
Janus offers a variety of systematic purchase, redemption and exchange options to help you automate your investing. These options allow you to determine the amount of money you want redeemed or exchanged from a Fund or purchased into a Fund on a predetermined date every month. Call an Investor Service Representative for more information or to obtain the necessary forms to establish these options.

[JANUS LOGO]
            1-800-525-3713

            P.O. Box 173375
            Denver, Colorado 80217-3375
            www.janus.com